Note 6. Summary of stock options issued (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Number of Options Outstanding, Beginning	127,500	100,000
Number of Options Granted	196,000	30,000
Number of Options Exercised	(25,154)
Number of Options expired or cancelled	(70,000)
Number of Options Forfeited	(7,750)	(2,500)
Number of Options Outstanding, Ending	220,596	127,500
Range of Exercise Price Options Outstanding, Beginning	1.70 - $2.32	2.10 - $2.32
Range of Exercise Price Options Granted	0.01 - $3.33	1.70 - $2.30
Range of Exercise Price Options Exercised	1.70 - $2.10	-
Range of Exercise Price Options expired or cancelled	0.01	-
Range of Exercise Price Options Forfeited	1.70 - $3.33	1.70 - $2.10
Range of Exercise Price Options Outstanding, Ending	0.01 - $3.33	1.70 - $2.32
Weighted Average Exercise Price Outstanding, Beginning	$ 2.07	$ 2.13
Weighted Average Exercise Price Granted	$ 1.37	$ 1.82
Weighted Average Exercise Price Exercised	$ 2.04
Weighted Average Exercise Price expired or Canceled	$ 0.01
Weighted Average Exercise Price Forfeited	$ 2.45	$ 1.78
Weighted Average Exercise Price Outstanding, Ending	$ 2.09	$ 2.07
Aggregate Intrinsic Value Outstanding, Beginning	$ 24,590	$ 16,700
Aggregate Intrinsic Value Granted	$ 370,750	$ 13,240
Aggregate Intrinsic Value Exercised	35,661
Aggregate Intrinsic Value Options expired or cancelled	226,800
Aggregate Intrinsic Value Forfeited	$ 6,438	$ 1,175
Aggregate Intrinsic Value Outstanding, Ending	$ 257,835	$ 24,590